CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY (Details) - Parent Company - Minimum	12 Months Ended
Dec. 31, 2023
CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY
Threshold restricted net assets as percent of consolidated net assets	25.00%
Restricted net assets as percent of consolidated net assets	25.00%